Taxes on income - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Deferred research and development cost	$ 4,410	$ 3,556
Employee related liabilities	2,023	842
Intangible assets	991	1,125
Goodwill	2,851	2,773
Deferred revenues	2,167	1,765
Carryforward loss	1,826	0
Operating lease liability	2,094	0
Issuance costs	675	1,347
Marketable securities	189	0
Derivative instruments	52	0
Other	765	1,068
Total deferred tax assets	18,043	12,476
Deferred tax liabilities:
Deferred costs	1,946	1,324
Intangible assets	497	545
Goodwill	237	180
Property and equipment	777	438
Operating lease right-of-use assets	2,022	0
Derivative instruments	0	79
Other	53	110
Total deferred tax liabilities	5,532	2,676
Total deferred tax assets, net	$ 12,511	$ 9,800